Long-Term Receivables and Prepaid Expenses (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2016 CAD ($)
Long-Term Receivables and Prepaid Expenses [Line Items]
Paid to receiver general	$ 1,600
Credits amount	2,300
Long-term receivable (in Dollars)		$ 3.9
Interest charged (in Dollars)		$ 0.3
Tax Owning	4,900		$ (985)
Investors deposited amount			9,400		$ 9,400	$ 9,400
Investor estimated amount			10,800
Potential interest			$ 3,800	$ 21.5
CEE [Member]
Long-Term Receivables and Prepaid Expenses [Line Items]
Tax Owning	2,300
BC Hydro [Member]
Long-Term Receivables and Prepaid Expenses [Line Items]
Prepayments					106,700
Paid amount	$ 15,600				$ 14,000
British Columbia Mineral Exploration Tax Credit [Member]
Long-Term Receivables and Prepaid Expenses [Line Items]
Accrued interest							$ 3,600